CollabRx Acquisition (March 10-K Note) (Tables)	12 Months Ended
Mar. 31, 2015
Business Combinations [Abstract]
Purchase Price Allocation for Acquisition of CollabRx
The purchase price for the CollabRx acquisition was allocated as follows:

PURCHASE PRICE ALLOCATION FOR ACQUISITION OF COLLABRX

Assets acquired:
Developed Technology	$720
Customer Relationships	433
Trade Name	346
Non Compete Agreement	151
Cash	476
AP and accrueds	(333)
Deferred tax liability	(664)
Goodwill	603
Total Intangible Assets	1,732

Purchase Price summary:
Common Stock Consideration	$932
Promissory Note Assumed	500
Loan/Note Payable Assumed	300
$1,732